Vanguard® Global Wellington Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (65.0%)
Austria (1.3%)
Erste Group Bank AG	403,205	32,470
Finland (0.8%)
Nokia OYJ	3,845,410	20,013
France (4.5%)
TotalEnergies SE	547,884	32,253
BNP Paribas SA	265,621	23,262
Societe Generale SA	322,355	17,503
Capgemini SE	96,859	16,085
Engie SA	665,811	14,370
Arkema SA	151,829	10,849
		114,322
Germany (0.8%)
Daimler Truck Holding AG	449,720	19,533
Hong Kong (1.0%)
AIA Group Ltd.	2,966,400	24,693
Ireland (1.3%)
Accenture plc Class A	102,697	32,536
Japan (7.6%)
Mitsubishi Estate Co. Ltd.	1,535,570	27,908
Shin-Etsu Chemical Co. Ltd.	697,114	22,259
Isuzu Motors Ltd.	1,535,814	20,759
Sumitomo Mitsui Trust Group Inc.	654,700	17,716
Honda Motor Co. Ltd.	1,714,900	17,421
MISUMI Group Inc.	1,225,572	16,165
Sony Group Corp.	588,300	15,746
Chiba Bank Ltd.	1,544,000	14,032
BIPROGY Inc.	294,600	11,932
Mitsubishi UFJ Financial Group Inc.	670,062	9,373
Resona Holdings Inc.	951,200	8,431
Marui Group Co. Ltd.	278,365	5,693
Astellas Pharma Inc.	460,500	4,549
		191,984
South Korea (0.9%)
Samsung Electronics Co. Ltd.	534,751	21,699
Spain (0.4%)
Iberdrola SA	488,451	8,953
Sweden (1.3%)
Autoliv Inc.	319,267	32,827
Switzerland (1.0%)
Nestle SA (Registered)	135,709	14,458
Zurich Insurance Group AG	14,885	10,441
		24,899
Taiwan (1.2%)
Taiwan Semiconductor Manufacturing Co. Ltd.	970,398	30,950
United Kingdom (7.6%)
Unilever plc	533,317	33,941
BAE Systems plc	1,320,637	33,861
AstraZeneca plc ADR	384,487	28,002
Diageo plc	1,003,232	27,229
Rotork plc	4,776,068	20,256
London Stock Exchange Group plc	130,035	19,786
Derwent London plc	489,457	13,007

				Shares	Market Value ($000)
	WPP plc			1,125,812	9,092
	Shell plc			169,900	5,606
					190,780
United States (35.3%)
	Microsoft Corp.			93,143	42,879
	Johnson & Johnson			240,398	37,312
	Bank of America Corp.			831,016	36,673
	Novartis AG (Registered)			285,504	32,956
	Alphabet Inc. Class A			182,478	31,339
	Duke Energy Corp.			265,923	31,305
	Northrop Grumman Corp.			62,391	30,245
	Chubb Ltd.			99,546	29,585
	Cisco Systems Inc.			450,318	28,388
	Gilead Sciences Inc.			245,736	27,051
	Merck & Co. Inc.			347,895	26,732
	JPMorgan Chase & Co.			98,916	26,114
	EQT Corp.			472,843	26,068
	Sempra			326,970	25,697
	Texas Instruments Inc.			137,950	25,224
	Marsh & McLennan Cos. Inc.			106,169	24,807
	Deere & Co.			48,858	24,735
	Elevance Health Inc.			63,603	24,413
	Coterra Energy Inc.			928,858	22,581
	American Tower Corp.			105,180	22,577
	PepsiCo Inc.			171,174	22,501
	Honeywell International Inc.			87,992	19,945
	Walt Disney Co.			175,508	19,839
	Union Pacific Corp.			87,496	19,394
	Medtronic plc			232,867	19,323
	UnitedHealth Group Inc.			63,596	19,200
	Kenvue Inc.			781,738	18,660
	Pfizer Inc.			770,120	18,090
	United Parcel Service Inc. Class B			169,003	16,485
	Diamondback Energy Inc.			117,657	15,831
	General Motors Co.			289,747	14,374
	Exelon Corp.			316,189	13,855
	Caterpillar Inc.			38,374	13,355
	Visa Inc. Class A			34,083	12,447
	PNC Financial Services Group Inc.			63,878	11,103
	Colgate-Palmolive Co.			118,056	10,972
	Home Depot Inc.			29,347	10,808
	Emerson Electric Co.			84,162	10,047
	Blackrock Inc.			9,964	9,764
*	Charles River Laboratories International Inc.			61,241	8,306
	TJX Cos. Inc.			41,909	5,318
	Intel Corp.			170,014	3,324
					889,622
Total Common Stocks (Cost $1,282,465)					1,635,281
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (4.5%)
[1,2]	Fannie Mae REMICS	2.500%	5/25/45	700	653
[1,2]	Fannie Mae REMICS	3.000%	2/25/49	56	54
[1,2]	Fannie Mae REMICS	3.500%	6/25/44	50	49
[1,2]	Freddie Mac REMICS	1.750%	9/15/42	337	317
[1,2]	Freddie Mac REMICS	2.000%	7/25/50	930	810
[1,2]	Freddie Mac REMICS	4.000%	9/15/41	612	592
[1]	Ginnie Mae II Pool	2.000%	11/20/50–2/20/51	2,339	1,880
[1]	Ginnie Mae II Pool	2.500%	3/20/51–12/20/52	1,732	1,453
[1,3]	Ginnie Mae II Pool	3.000%	11/20/49–6/15/55	1,931	1,684
[1]	Ginnie Mae II Pool	3.500%	1/20/52–3/20/52	2,341	2,095
[1]	Ginnie Mae II Pool	4.000%	5/20/52–8/20/52	1,532	1,412
[1]	Ginnie Mae II Pool	4.500%	3/20/53	3,844	3,648
[1,3]	Ginnie Mae II Pool	5.000%	6/15/55	3,561	3,455
[1]	Ginnie Mae REMICS	2.500%	10/20/49	2,192	1,932

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Ginnie Mae REMICS	2.750%	9/20/44	39	37
[1,2]	UMBS Pool	2.000%	4/1/41–8/1/51	8,117	6,467
[1,2]	UMBS Pool	2.500%	1/1/52	4,093	3,366
[1,2,3]	UMBS Pool	3.000%	6/1/51–6/25/55	5,655	4,845
[1,2]	UMBS Pool	3.500%	7/1/51–8/1/52	2,566	2,297
[1,2]	UMBS Pool	4.000%	3/1/46–12/1/51	1,800	1,684
[1,2]	UMBS Pool	4.500%	1/1/38–11/1/52	3,219	3,126
[1,2]	UMBS Pool	5.000%	9/1/52–11/1/54	6,215	6,029
[1,2]	UMBS Pool	5.500%	1/1/53–9/1/53	8,660	8,606
[1,2]	UMBS Pool	6.000%	2/1/53	5,119	5,199
[4]	United States Treasury Note/Bond	2.000%	11/15/41	3,462	2,332
	United States Treasury Note/Bond	2.375%	2/15/42–5/15/51	665	438
	United States Treasury Note/Bond	2.500%	2/15/45	713	490
	United States Treasury Note/Bond	3.750%	4/30/27	7,276	7,254
	United States Treasury Note/Bond	3.875%	3/31/27–2/15/43	8,493	8,261
	United States Treasury Note/Bond	4.000%	3/31/30	1,474	1,477
	United States Treasury Note/Bond	4.125%	10/31/26–8/15/53	4,734	4,664
	United States Treasury Note/Bond	4.250%	5/15/35–8/15/54	2,792	2,626
	United States Treasury Note/Bond	4.375%	1/31/32–8/15/43	1,436	1,351
	United States Treasury Note/Bond	4.500%	2/15/44–11/15/54	4,934	4,640
	United States Treasury Note/Bond	4.625%	2/15/35–2/15/55	10,677	10,283
	United States Treasury Note/Bond	4.750%	11/15/43–5/15/55	6,064	5,924
[3]	United States Treasury Note/Bond	5.000%	5/15/45	609	615
Total U.S. Government and Agency Obligations (Cost $114,905)					112,045
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
Bermuda (0.0%)
[1,5]	Start II Ltd. Series 2019-1	4.089%	3/15/44	93	91
Cayman Islands (0.0%)
[1,5]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/39	74	71
United States (1.0%)
[1,5]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	980	942
[1,5,6]	BX Trust Series 2021-ARIA, TSFR1M + 1.411%	5.740%	10/15/36	1,290	1,282
[1,5]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	105	99
[1,5]	CF Hippolyta Issuer LLC Series 2020-1	1.690%	7/15/60	365	362
[1,5]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/61	1,041	1,003
[1,5]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/62	459	459
[1,5,6]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	5.872%	10/25/41	169	170
[1,5]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/30	1,417	1,438
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K142	2.400%	3/25/32	1,600	1,405
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	91	87
[1,5]	Home Partners of America Trust Series 2021-2	2.302%	12/17/26	1,166	1,115
[1,5]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/28	1,335	1,345
[1,5]	Navient Private Education Refi Loan Trust Series 2023-A	5.510%	10/15/71	1,242	1,251
[1,5]	New Economy Assets - Phase 1 Sponsor LLC Series 2021-1	1.910%	10/20/61	720	676
[1,5]	PRET Trust Series 2025-RPL2	4.000%	8/25/64	2,748	2,644
[1,5]	Retained Vantage Data Centers Issuer LLC Series 2023-1A	5.000%	9/15/48	2,950	2,916
[1,5]	RFR Trust Series 2025-SGRM	5.379%	3/11/41	4,712	4,763
[1,5]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/58	24	24
[1,5]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/38	1,389	1,398
[1,5]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/38	946	958
[1,5]	Wheels Fleet Lease Funding LLC Series 2024-2A	4.870%	6/21/39	1,275	1,279
					25,616
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $25,424)					25,778
Corporate Bonds (18.6%)
Australia (0.5%)
[5]	Commonwealth Bank of Australia	5.071%	9/14/28	2,915	2,991
[1,7]	Glencore Capital Finance DAC	4.154%	4/29/31	1,560	1,829
[5]	Glencore Funding LLC	6.375%	10/6/30	2,976	3,156
[5]	Glencore Funding LLC	6.500%	10/6/33	689	737
[5]	Glencore Funding LLC	5.634%	4/4/34	2,189	2,201
[5]	Glencore Funding LLC	5.893%	4/4/54	1,786	1,707
[5]	Glencore Funding LLC	6.141%	4/1/55	360	353
					12,974
Belgium (0.4%)
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	689	621

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,7]	Anheuser-Busch InBev SA/NV	1.650%	3/28/31	635	668
[1,7]	Anheuser-Busch InBev SA/NV	2.875%	4/2/32	3,375	3,778
[1,7]	Anheuser-Busch InBev SA/NV	3.700%	4/2/40	950	1,060
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,471	1,363
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	837	821
[7]	Shurgard Luxembourg Sarl	3.625%	10/22/34	1,700	1,898
					10,209
Canada (0.8%)
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	1,995	1,985
[5]	Constellation Software Inc.	5.158%	2/16/29	310	314
[5]	Constellation Software Inc.	5.461%	2/16/34	4,959	4,968
[8]	Emera Inc.	4.838%	5/2/30	3,000	2,273
	Emera US Finance LP	2.639%	6/15/31	1,365	1,176
	Enbridge Inc.	3.125%	11/15/29	1,845	1,724
[8]	Enbridge Inc.	6.100%	11/9/32	3,388	2,749
	Fortis Inc.	3.055%	10/4/26	853	836
[8]	Rogers Communications Inc.	3.250%	5/1/29	5,711	4,105
					20,130
Denmark (0.8%)
[1,9]	Danske Bank A/S	2.250%	1/14/28	1,440	1,859
[5]	Danske Bank A/S	5.705%	3/1/30	725	747
[1,7]	Jyske Bank A/S	4.125%	9/6/30	2,860	3,361
[1,7]	Jyske Bank A/S	3.625%	4/29/31	1,940	2,234
[1,7]	Jyske Bank A/S	5.125%	5/1/35	2,825	3,376
[1,7]	Nykredit Realkredit A/S	3.500%	7/10/31	7,285	8,281
					19,858
France (0.7%)
[5]	BNP Paribas SA	5.335%	6/12/29	3,132	3,185
[5]	BPCE SA	3.250%	1/11/28	525	508
[5]	BPCE SA	5.281%	5/30/29	680	694
[5]	BPCE SA	5.876%	1/14/31	2,100	2,158
[5]	BPCE SA	5.389%	5/28/31	600	605
[5]	BPCE SA	3.116%	10/19/32	348	298
[5]	BPCE SA	6.508%	1/18/35	3,407	3,491
[7]	Credit Agricole Home Loan SFH SA	2.625%	2/17/31	1,500	1,700
[5]	Credit Agricole SA	5.862%	1/9/36	1,522	1,547
[1,7]	RTE Reseau de Transport d'Electricite SADIR	2.875%	10/2/28	2,000	2,279
[5]	WEA Finance LLC	2.875%	1/15/27	215	208
[5]	WEA Finance LLC	3.500%	6/15/29	475	450
					17,123
Germany (0.2%)
[5]	Daimler Truck Finance North America LLC	5.125%	1/19/28	185	187
[1,9]	E.ON International Finance BV	5.875%	10/30/37	150	200
[1,9]	E.ON International Finance BV	6.125%	7/6/39	200	269
[7]	Sirius Real Estate Ltd.	1.750%	11/24/28	3,900	4,188
					4,844
Italy (0.5%)
[7]	Banca Monte dei Paschi di Siena SpA	3.500%	4/23/29	2,390	2,807
[1,7]	Credit Agricole Italia SpA	3.250%	2/15/34	1,500	1,711
[7]	Intesa Sanpaolo SpA	3.625%	6/30/28	5,725	6,740
[1,7]	Intesa Sanpaolo SpA	3.850%	9/16/32	2,105	2,432
					13,690
Japan (0.2%)
[1,10]	Toyota Motor Finance Netherlands BV	2.130%	6/15/27	3,255	4,089
Luxembourg (0.1%)
[7]	JAB Holdings BV	4.375%	4/25/34	2,300	2,673
Mexico (0.0%)
	America Movil SAB de CV	3.625%	4/22/29	275	265
	America Movil SAB de CV	6.375%	3/1/35	385	412
					677
Norway (0.1%)
[1,7]	Aker BP ASA	1.125%	5/12/29	1,490	1,568
[5]	Aker BP ASA	3.100%	7/15/31	1,607	1,400
					2,968

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Saudi Arabia (0.3%)
[5]	EIG Pearl Holdings Sarl	3.545%	8/31/36	4,201	3,690
[5]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/36	1,330	1,330
[5]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/42	2,265	2,220
					7,240
Spain (0.2%)
[1,7]	Banco de Sabadell SA	3.500%	8/28/26	3,900	4,502
[7]	Cajamar Caja Rural SCC	3.375%	7/25/29	600	701
					5,203
Switzerland (0.4%)
[7]	Sika Capital BV	1.500%	4/29/31	1,900	1,988
	UBS AG	7.500%	2/15/28	4,023	4,324
	UBS AG	5.650%	9/11/28	1,131	1,172
[5]	UBS Group AG	6.301%	9/22/34	2,939	3,110
					10,594
United Arab Emirates (0.2%)
[5]	Abu Dhabi Developmental Holding Co. PJSC	4.375%	10/2/31	2,935	2,862
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	3,700	3,243
					6,105
United Kingdom (1.6%)
[1,9]	Affinity Water Finance plc	6.250%	9/12/40	1,165	1,550
	AstraZeneca plc	4.000%	1/17/29	831	824
	Barclays plc	5.829%	5/9/27	2,108	2,127
	Barclays plc	5.086%	2/25/29	1,355	1,363
[1,7]	British Telecommunications plc	3.875%	1/20/34	2,115	2,441
[1,9]	Hammerson plc	5.875%	10/8/36	1,450	1,863
	HSBC Holdings plc	4.899%	3/3/29	950	952
	HSBC Holdings plc	5.240%	5/13/31	1,345	1,351
[7]	HSBC Holdings plc	4.599%	3/22/35	3,860	4,535
	Lloyds Banking Group plc	5.679%	1/5/35	1,655	1,672
[1,7]	Motability Operations Group plc	4.000%	1/22/37	670	761
[1,9]	National Grid Electricity Transmission plc	2.000%	9/16/38	1,145	977
[1,9]	National Grid Electricity Transmission plc	2.000%	4/17/40	890	717
[1,7]	National Grid plc	0.163%	1/20/28	1,700	1,809
[1,7]	National Grid plc	3.875%	1/16/29	2,125	2,498
[1,7]	Severn Trent Utilities Finance plc	4.000%	3/5/34	1,970	2,278
[1,9]	Severn Trent Utilities Finance plc	5.875%	7/31/38	1,412	1,867
[9]	South West Water Finance plc	5.750%	12/11/32	1,925	2,599
[1,9]	South West Water Finance plc	6.375%	8/5/41	1,600	2,112
[5]	Standard Chartered plc	5.545%	1/21/29	965	981
[5]	Standard Chartered plc	5.005%	10/15/30	1,813	1,811
[1,7]	United Utilities Water Finance plc	3.750%	5/23/34	1,960	2,213
[1,9]	Yorkshire Water Finance plc	6.375%	11/18/34	535	730
					40,031
United States (11.6%)
[3,11]	Aflac Inc.	1.726%	10/18/30	550,000	3,840
[1]	Alabama Power Co.	4.300%	7/15/48	281	226
[5]	Alcon Finance Corp.	3.000%	9/23/29	3,856	3,583
[5]	Alcon Finance Corp.	2.600%	5/27/30	1,926	1,736
[5]	Alcon Finance Corp.	5.750%	12/6/52	200	192
[7]	Alphabet Inc.	2.500%	5/6/29	3,265	3,712
[7]	Alphabet Inc.	3.000%	5/6/33	1,775	2,010
[7]	Alphabet Inc.	3.875%	5/6/45	1,740	1,981
[7]	Alphabet Inc.	4.000%	5/6/54	975	1,104
	Alphabet Inc.	5.250%	5/15/55	115	111
	Alphabet Inc.	5.300%	5/15/65	60	57
	American Express Co.	4.731%	4/25/29	1,045	1,051
	American Express Co.	6.489%	10/30/31	72	78
	American Express Co.	5.043%	5/1/34	3,458	3,445
	American International Group Inc.	4.850%	5/7/30	540	542
	American International Group Inc.	3.400%	6/30/30	1,078	1,015
[7]	American Medical Systems Europe BV	3.500%	3/8/32	1,300	1,504
[5]	American Transmission Systems Inc.	2.650%	1/15/32	1,178	1,021
	Aon North America Inc.	5.300%	3/1/31	2,163	2,217
	AT&T Inc.	3.500%	6/1/41	1,052	805
	AT&T Inc.	4.300%	12/15/42	1,604	1,326
	AT&T Inc.	4.650%	6/1/44	370	312
	AT&T Inc.	4.350%	6/15/45	733	592

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	4.750%	5/15/46	3,960	3,380
[5]	Athene Global Funding	2.500%	3/24/28	2,813	2,645
[5]	Athene Global Funding	5.583%	1/9/29	3,959	4,039
[5]	Athene Global Funding	2.646%	10/4/31	2,319	1,985
	Athene Holding Ltd.	6.625%	5/19/55	450	449
[5]	Aviation Capital Group LLC	5.375%	7/15/29	6,315	6,385
	Bank of America Corp.	5.933%	9/15/27	2,074	2,106
	Bank of America Corp.	5.819%	9/15/29	1,160	1,202
	Bank of America Corp.	5.872%	9/15/34	1,178	1,223
	Bank of America Corp.	2.482%	9/21/36	3,947	3,300
	Bank of America Corp.	3.311%	4/22/42	1,211	904
	Bank of New York Mellon Corp.	4.729%	4/20/29	615	620
[5]	Beacon Funding Trust	6.266%	8/15/54	1,160	1,110
[7]	Becton Dickinson & Co.	3.828%	6/7/32	3,400	3,946
[5]	Belrose Funding Trust II	6.792%	5/15/55	1,445	1,449
	Boeing Co.	5.705%	5/1/40	415	400
	Boeing Co.	5.805%	5/1/50	1,262	1,182
	Boeing Co.	6.858%	5/1/54	3,773	4,028
[7]	Booking Holdings Inc.	4.500%	5/9/46	1,015	1,168
	BP Capital Markets America Inc.	5.227%	11/17/34	1,535	1,532
[5]	Brighthouse Financial Global Funding	5.650%	6/10/29	1,764	1,798
	Capital One Financial Corp.	7.149%	10/29/27	1,120	1,156
	Capital One Financial Corp.	5.700%	2/1/30	270	277
	Capital One Financial Corp.	7.964%	11/2/34	1,605	1,837
	Capital One Financial Corp.	6.051%	2/1/35	1,303	1,336
	Capital One Financial Corp.	5.884%	7/26/35	2,523	2,556
	Charter Communications Operating LLC	4.200%	3/15/28	6,901	6,815
	Charter Communications Operating LLC	5.050%	3/30/29	655	658
	Charter Communications Operating LLC	3.900%	6/1/52	2,266	1,492
	Citizens Financial Group Inc.	5.841%	1/23/30	615	631
	Cleco Corporate Holdings LLC	3.375%	9/15/29	358	331
[5]	CNO Global Funding	5.875%	6/4/27	1,930	1,975
[5]	CNO Global Funding	4.875%	12/10/27	525	526
[5]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/31	870	853
[5]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	479	497
[5]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	1,602	1,610
	Commonwealth Edison Co.	3.650%	6/15/46	39	29
	Commonwealth Edison Co.	4.000%	3/1/48	270	206
[1]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	83	88
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	319	260
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	165	129
	Constellation Brands Inc.	4.800%	5/1/30	695	694
	Constellation Brands Inc.	4.100%	2/15/48	1,085	820
	Corebridge Financial Inc.	4.350%	4/5/42	2,410	1,973
[5]	Corebridge Global Funding	5.900%	9/19/28	2,152	2,235
[3]	Cousins Properties LP	5.250%	7/15/30	520	523
[5]	Cox Communications Inc.	4.800%	2/1/35	100	92
	Crown Castle Inc.	4.800%	9/1/28	402	402
	Crown Castle Inc.	4.300%	2/15/29	305	299
	Crown Castle Inc.	4.900%	9/1/29	507	508
	Crown Castle Inc.	3.300%	7/1/30	411	380
	Crown Castle Inc.	2.250%	1/15/31	71	61
	Crown Castle Inc.	2.100%	4/1/31	120	101
	Crown Castle Inc.	5.100%	5/1/33	870	852
	Crown Castle Inc.	5.800%	3/1/34	911	929
	Crown Castle Inc.	5.200%	9/1/34	1,232	1,201
	Dominion Energy Inc.	4.600%	5/15/28	880	882
[1]	Dominion Energy Inc.	3.375%	4/1/30	285	268
	Dominion Energy Inc.	5.375%	11/15/32	1,845	1,867
[1]	Dominion Energy Inc.	4.850%	8/15/52	431	354
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	230	198
	DTE Energy Co.	5.200%	4/1/30	1,210	1,231
	Duke Energy Carolinas LLC	6.050%	4/15/38	769	804
	Duke Energy Corp.	5.000%	8/15/52	2,203	1,865
	Energy Transfer LP	5.200%	4/1/30	225	227
	Energy Transfer LP	5.150%	3/15/45	1,099	935
	Energy Transfer LP	6.000%	6/15/48	1,562	1,452
	Enterprise Products Operating LLC	4.850%	3/15/44	2,062	1,811
[5]	Equitable Financial Life Global Funding	1.400%	8/27/27	908	846
	Eversource Energy	5.950%	7/15/34	1,410	1,452

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Extra Space Storage LP	5.400%	6/15/35	3,296	3,234
[5]	FirstEnergy Pennsylvania Electric Co.	3.250%	3/15/28	1,766	1,702
[5]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	88	89
[5]	FirstEnergy Pennsylvania Electric Co.	3.600%	6/1/29	229	219
	Florida Power & Light Co.	5.050%	4/1/28	270	276
[7]	Fortive Corp.	3.700%	8/15/29	3,515	4,105
[5]	Foundry JV Holdco LLC	5.900%	1/25/30	420	434
[5]	Foundry JV Holdco LLC	6.150%	1/25/32	1,940	2,014
[5]	Foundry JV Holdco LLC	5.900%	1/25/33	920	938
[5]	Foundry JV Holdco LLC	6.250%	1/25/35	1,386	1,428
[5]	Foundry JV Holdco LLC	6.200%	1/25/37	200	204
[5]	GA Global Funding Trust	5.500%	1/8/29	4,891	4,988
[5]	GA Global Funding Trust	5.200%	12/9/31	345	342
[5]	GA Global Funding Trust	5.900%	1/13/35	2,293	2,287
	Georgia Power Co.	4.850%	3/15/31	1,010	1,023
	Georgia Power Co.	5.200%	3/15/35	1,540	1,534
	Georgia Power Co.	4.300%	3/15/42	3,827	3,211
	Georgia Power Co.	5.125%	5/15/52	478	434
	GLP Capital LP	6.750%	12/1/33	3,418	3,589
[5]	Gray Oak Pipeline LLC	2.600%	10/15/25	480	473
[5]	Gray Oak Pipeline LLC	3.450%	10/15/27	1,682	1,635
	Home Depot Inc.	3.300%	4/15/40	1,017	794
[5]	Hyundai Capital America	6.250%	11/3/25	6,046	6,075
	Intel Corp.	4.600%	3/25/40	4,182	3,547
	Intel Corp.	5.600%	2/21/54	3,085	2,741
	Intercontinental Exchange Inc.	4.350%	6/15/29	2,949	2,942
	Intercontinental Exchange Inc.	3.000%	6/15/50	177	112
	Intercontinental Exchange Inc.	4.950%	6/15/52	214	189
[3,5]	Jackson National Life Global Funding	4.700%	6/5/28	1,725	1,727
[7]	Johnson & Johnson	3.350%	2/26/37	1,230	1,387
[7]	Johnson & Johnson	3.700%	2/26/55	1,725	1,855
	JPMorgan Chase & Co.	2.947%	2/24/28	1,476	1,437
	JPMorgan Chase & Co.	6.087%	10/23/29	2,244	2,345
	JPMorgan Chase & Co.	5.140%	1/24/31	381	387
	JPMorgan Chase & Co.	6.254%	10/23/34	4,346	4,645
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	1,074	832
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	1,200	834
	Kenvue Inc.	5.050%	3/22/53	1,741	1,590
[5]	Liberty Mutual Group Inc.	4.569%	2/1/29	1,127	1,118
[5]	Lincoln Financial Global Funding	4.625%	5/28/28	580	581
	LXP Industrial Trust	6.750%	11/15/28	3,555	3,741
[5]	Mars Inc.	5.650%	5/1/45	515	506
[5]	Mars Inc.	5.700%	5/1/55	2,629	2,555
[5]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	606	404
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	65	50
	Merck & Co. Inc.	5.000%	5/17/53	502	449
	Micron Technology Inc.	5.650%	11/1/32	255	259
[1]	Morgan Stanley	3.772%	1/24/29	628	615
	Morgan Stanley	5.230%	1/15/31	1,290	1,310
[7]	Morgan Stanley	0.497%	2/7/31	1,495	1,504
[7]	MSD Netherlands Capital BV	3.750%	5/30/54	865	910
[5]	Mutual of Omaha Cos. Global Funding	5.000%	4/1/30	1,030	1,041
	Nasdaq Inc.	5.950%	8/15/53	215	213
	Nasdaq Inc.	6.100%	6/28/63	198	196
	NiSource Inc.	5.250%	3/30/28	534	544
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	252	187
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	40	27
[5]	Oglethorpe Power Corp.	6.191%	1/1/31	157	165
	Oglethorpe Power Corp.	5.050%	10/1/48	177	152
[5]	Ohio Edison Co.	4.950%	12/15/29	235	237
	ONEOK Inc.	4.750%	10/15/31	1,055	1,030
	Oracle Corp.	5.250%	2/3/32	880	893
	Oracle Corp.	3.600%	4/1/40	1,355	1,057
	Oracle Corp.	3.650%	3/25/41	1,345	1,031
	Oracle Corp.	4.500%	7/8/44	981	808
	Oracle Corp.	4.000%	7/15/46	423	317
	Oracle Corp.	6.900%	11/9/52	45	49
	Oracle Corp.	5.550%	2/6/53	1,744	1,594
	Oracle Corp.	6.000%	8/3/55	280	272
	Paramount Global	3.375%	2/15/28	2,247	2,161

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Paramount Global	4.200%	6/1/29	4,376	4,229
[5]	Penske Truck Leasing Co. LP	5.250%	7/1/29	2,002	2,030
[5]	Penske Truck Leasing Co. LP	5.250%	2/1/30	585	594
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	877	743
	Pilgrim's Pride Corp.	4.250%	4/15/31	5,924	5,618
[5]	Pricoa Global Funding I	4.700%	5/28/30	310	311
[5]	Pricoa Global Funding I	5.350%	5/28/35	620	623
	Progressive Corp.	3.950%	3/26/50	1,336	1,017
[1,7]	Prologis Euro Finance LLC	4.250%	1/31/43	1,390	1,560
	Prologis LP	4.750%	1/15/31	350	351
	Prologis LP	5.250%	5/15/35	620	617
[3,5]	Protective Life Global Funding	4.803%	6/5/30	740	742
[5]	Protective Life Global Funding	5.432%	1/14/32	3,282	3,352
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	1,040	1,041
[1]	Prudential Financial Inc.	3.700%	3/13/51	940	670
[1]	Public Service Electric & Gas Co.	5.450%	3/1/54	1,071	1,018
	Realty Income Corp.	3.250%	6/15/29	1,042	991
[7]	Realty Income Corp.	4.875%	7/6/30	3,715	4,513
[5]	RGA Global Funding	5.448%	5/24/29	1,400	1,437
[5]	RGA Global Funding	5.250%	1/9/30	1,775	1,809
[5]	SBA Tower Trust	1.884%	1/15/26	245	240
[5]	SBA Tower Trust	1.631%	11/15/26	2,265	2,153
[1]	SCE Recovery Funding LLC	0.861%	11/15/31	249	217
[1]	SCE Recovery Funding LLC	1.942%	5/15/38	165	121
[1]	SCE Recovery Funding LLC	2.510%	11/15/43	95	62
[1]	Shell Finance US Inc.	4.000%	5/10/46	330	257
	Shell International Finance BV	3.000%	11/26/51	1,338	837
[1]	SSM Health Care Corp.	3.823%	6/1/27	320	315
	Starbucks Corp.	4.800%	5/15/30	630	632
[7]	Stryker Corp.	3.375%	9/11/32	1,925	2,204
[1]	Sutter Health	2.294%	8/15/30	190	169
	Synopsys Inc.	4.850%	4/1/30	1,550	1,563
	Synopsys Inc.	5.000%	4/1/32	1,695	1,696
[5]	Texas Electric Market Stabilization Funding N LLC	4.265%	8/1/34	1,337	1,320
	Toledo Hospital	5.750%	11/15/38	100	99
[5]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/31	230	232
	Tyson Foods Inc.	5.700%	3/15/34	5,506	5,608
[1]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	28	27
	Verizon Communications Inc.	2.875%	11/20/50	250	152
	Verizon Communications Inc.	3.000%	11/20/60	260	149
[5]	VICI Properties LP	4.250%	12/1/26	6,101	6,033
	VICI Properties LP	5.125%	5/15/32	432	424
[1,8]	Walt Disney Co.	3.057%	3/30/27	2,350	1,711
[1,8]	Wells Fargo & Co.	2.975%	5/19/26	625	455
[1]	Wells Fargo & Co.	4.808%	7/25/28	2,106	2,112
[1]	Wells Fargo & Co.	2.879%	10/30/30	479	442
	Wells Fargo & Co.	5.389%	4/24/34	1,000	1,004
[1]	Wells Fargo & Co.	5.557%	7/25/34	1,028	1,041
	Wells Fargo & Co.	5.211%	12/3/35	1,648	1,617
[1]	Wells Fargo & Co.	4.611%	4/25/53	2,063	1,698
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/30	145	146
[5]	Whistler Pipeline LLC	5.400%	9/30/29	2,093	2,101
[5]	Whistler Pipeline LLC	5.700%	9/30/31	1,395	1,402
					290,914
Total Corporate Bonds (Cost $464,078)					469,322
Sovereign Bonds (6.3%)
Australia (0.3%)
[1,12]	Commonwealth of Australia	2.750%	11/21/27	135	86
[1,12]	Commonwealth of Australia	2.250%	5/21/28	4,036	2,524
[1,12]	Commonwealth of Australia	3.250%	4/21/29	6,200	3,974
[1,12]	Commonwealth of Australia	1.000%	11/21/31	1,401	759
[1,12]	Commonwealth of Australia	4.500%	4/21/33	582	387
[1,12]	Commonwealth of Australia	3.750%	5/21/34	1,322	827
					8,557
Bermuda (0.0%)
[1,5]	Bermuda	2.375%	8/20/30	200	174

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,5]	Bermuda	3.375%	8/20/50	200	128
					302
Bulgaria (0.3%)
[1,7]	Republic of Bulgaria	4.375%	5/13/31	820	1,007
[1,7]	Republic of Bulgaria	4.500%	1/27/33	1,270	1,562
[1,7]	Republic of Bulgaria	4.875%	5/13/36	3,150	3,961
[7]	Republic of Bulgaria	4.250%	9/5/44	605	697
[1,7]	Republic of Bulgaria	1.375%	9/23/50	1,630	1,126
					8,353
Canada (0.4%)
[8]	Canadian Government Bond	3.500%	12/1/45	964	710
[8]	Canadian Government Bond	2.000%	12/1/51	250	135
[8]	Canadian Government Bond	1.750%	12/1/53	634	318
[8]	City of Montreal	3.150%	12/1/36	750	493
[8]	City of Montreal	3.500%	12/1/38	410	272
[8]	City of Montreal	2.400%	12/1/41	1,000	551
[8]	City of Toronto	3.200%	8/1/48	1,000	580
[1,12]	Province of British Columbia	5.250%	5/23/34	6,850	4,526
[1,10]	Province of Ontario	0.250%	6/28/29	985	1,189
[8]	Regional Municipality of York	2.150%	6/22/31	800	546
					9,320
Chile (0.0%)
[1]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	650	635
Germany (3.2%)
[7]	Federal Republic of Germany	0.500%	2/15/26	17,780	20,015
[7]	Federal Republic of Germany	2.900%	6/18/26	8,340	9,576
[1,7]	Federal Republic of Germany	1.300%	10/15/27	13,645	15,331
[7]	Federal Republic of Germany	0.000%	11/15/27	9,900	10,770
[7]	Federal Republic of Germany	6.250%	1/4/30	4,950	6,654
[7]	Federal Republic of Germany	2.200%	2/15/34	15,685	17,501
[7]	Federal Republic of Germany	2.500%	8/15/54	755	774
					80,621
Israel (0.1%)
	State of Israel	5.375%	3/12/29	2,245	2,273
	State of Israel	5.500%	3/12/34	299	295
					2,568
Japan (0.5%)
[1,11]	Japan	0.508%	4/20/26	328,200	2,270
[1,11]	Japan	0.600%	6/20/29	20,900	143
[1,11]	Japan	1.100%	6/20/34	799,300	5,413
[1,11]	Japan	1.100%	6/20/43	276,400	1,579
[1,11]	Japan	1.300%	12/20/43	78,350	460
[1,11]	Japan	0.700%	6/20/51	117,800	509
[1,11]	Japan	0.700%	9/20/51	87,500	375
[1,11]	Japan	1.200%	6/20/53	72,900	347
[1,11]	Japan	1.600%	12/20/53	20,900	110
[1,11]	Japan	2.400%	3/20/55	262,150	1,657
					12,863
Mexico (0.1%)
[1]	United Mexican States	6.750%	9/27/34	319	332
[1]	United Mexican States	6.400%	5/7/54	2,275	2,006
					2,338
Netherlands (0.1%)
[1,7]	TenneT Holding BV	0.875%	6/3/30	970	1,014
Qatar (0.0%)
[1,5]	State of Qatar	5.103%	4/23/48	255	238
[1,5]	State of Qatar	4.400%	4/16/50	780	652
					890
Saudi Arabia (0.4%)
[1,5]	Kingdom of Saudi Arabia	5.375%	1/13/31	2,925	3,014
[1,5]	Kingdom of Saudi Arabia	5.625%	1/13/35	2,515	2,600
[1,5]	Kingdom of Saudi Arabia	5.000%	1/18/53	765	636
[1,3,5]	Saudi Arabian Oil Co.	5.375%	6/2/35	2,755	2,744

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,3,5]	Saudi Arabian Oil Co.	6.375%	6/2/55	1,955	1,915
					10,909
Spain (0.1%)
[5,7]	Kingdom of Spain	0.600%	10/31/29	1,050	1,107
Supranational (0.4%)
[1,7]	European Union	0.000%	7/4/35	1,740	1,461
[1,7]	European Union	0.200%	6/4/36	2,705	2,242
[1,7]	European Union	4.000%	4/4/44	1,410	1,688
[1,7]	European Union	2.625%	2/4/48	5,035	4,839
[1,7]	European Union	3.000%	3/4/53	305	302
					10,532
United Kingdom (0.4%)
[9]	United Kingdom	4.375%	3/7/30	5,155	7,006
[9]	United Kingdom	4.500%	9/7/34	955	1,279
[9]	United Kingdom	0.625%	10/22/50	1,890	922
					9,207
Total Sovereign Bonds (Cost $159,141)					159,216
Taxable Municipal Bonds (0.4%)
United States (0.4%)
	Broward County FL Airport System Revenue	3.477%	10/1/43	110	88
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	329	360
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	90	70
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	55	43
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	894	946
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	115	100
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	320	211
	Illinois GO	5.100%	6/1/33	3,543	3,523
[13]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	475	312
[14]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.371%	5/1/26	115	116
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	175	145
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	10	10
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	170	181
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	510	548
[15]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	635	670
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	2,060	2,122
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	225	182
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.102%	4/1/35	865	880
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/41	255	253
Total Taxable Municipal Bonds (Cost $11,681)					10,760

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (3.9%)
Money Market Fund (3.9%)
[16]	Vanguard Market Liquidity Fund (Cost $96,856)	4.342%	968,793	96,870
Total Investments (99.7%) (Cost $2,154,550)				2,509,272
Other Assets and Liabilities—Net (0.3%)				8,700
Net Assets (100%)				2,517,972
Cost is in $000.
*	Non-income-producing security.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2025.
4	Securities with a value of $440 have been segregated as initial margin for open futures contracts.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, the aggregate value was $178,978, representing 7.1% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Face amount denominated in euro.
8	Face amount denominated in Canadian dollars.
9	Face amount denominated in British pounds.
10	Face amount denominated in Swiss francs.
11	Face amount denominated in Japanese yen.
12	Face amount denominated in Australian dollars.
13	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
15	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2025	102	21,159	11

Short Futures Contracts
10-Year U.S. Treasury Note	September 2025	(39)	(4,319)	(18)
Ultra 10-Year U.S. Treasury Note	September 2025	(74)	(8,329)	(24)
				(42)
				(31)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	6/30/25	AUD	200	USD	129	1	—
JPMorgan Chase Bank, N.A.	6/30/25	EUR	3,605	USD	4,099	1	—
Goldman Sachs International	6/30/25	EUR	350	USD	395	3	—
JPMorgan Chase Bank, N.A.	6/30/25	GBP	1	USD	1	—	—
JPMorgan Chase Bank, N.A.	6/30/25	JPY	28,000	USD	194	1	—
Goldman Sachs International	6/30/25	JPY	500	USD	3	—	—
JPMorgan Chase Bank, N.A.	6/30/25	USD	16,302	AUD	25,372	—	(59)
JPMorgan Chase Bank, N.A.	6/30/25	USD	14,296	CAD	19,786	—	(141)
Goldman Sachs International	6/30/25	AUD	900	CAD	801	—	(4)
Goldman Sachs International	6/30/25	USD	5,266	CHF	4,324	—	(6)
Goldman Sachs International	6/30/25	USD	211,682	EUR	186,589	—	(547)
JPMorgan Chase Bank, N.A.	6/30/25	GBP	2,921	EUR	3,458	3	—
JPMorgan Chase Bank, N.A.	6/30/25	USD	2,638	EUR	2,320	—	(1)
JPMorgan Chase Bank, N.A.	6/30/25	USD	30,184	GBP	22,477	—	(104)
Goldman Sachs International	6/30/25	USD	13,008	JPY	1,867,673	—	(11)
Goldman Sachs International	6/30/25	AUD	3,988	JPY	366,900	14	—
JPMorgan Chase Bank, N.A.	6/30/25	GBP	1,169	JPY	223,856	15	—
Bank of America, N.A.	6/30/25	USD	271	JPY	39,000	—	—
Goldman Sachs International	6/30/25	USD	3	SEK	30	—	—
						38	(873)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
SEK—Swedish krona.
USD—U.S. dollar.
At May 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $672 in connection with open forward currency contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.  Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
The fund had no open interest rate swap contracts at May 31, 2025.
H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	856,666	32,956	—	889,622
Common Stocks—Other	93,365	652,294	—	745,659
U.S. Government and Agency Obligations	—	112,045	—	112,045
Asset-Backed/Commercial Mortgage-Backed Securities	—	25,778	—	25,778
Corporate Bonds	—	469,322	—	469,322
Sovereign Bonds	—	159,216	—	159,216
Taxable Municipal Bonds	—	10,760	—	10,760
Temporary Cash Investments	96,870	—	—	96,870
Total	1,046,901	1,462,371	—	2,509,272

Derivative Financial Instruments
Assets
Futures Contracts[1]	11	—	—	11
Forward Currency Contracts	—	38	—	38
Total	11	38	—	49
Liabilities
Futures Contracts[1]	(42)	—	—	(42)
Forward Currency Contracts	—	(873)	—	(873)
Total	(42)	(873)	—	(915)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.